ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ACCRUED LIABILITIES AND OTHER PAYABLES
Deposits received from distributors	¥ 16,200	¥ 16,200
Accrued salary	514	871
Accrued rent, electricity and water	1,156	1,352
Accrued other taxes	866	1,042
Rental income received in advance	0	2,358
Others	3,645	1,023
Current accrued expenses and other current liabilities	¥ 22,381	¥ 22,846